Insurance Net Investment Result - Summary of Other Investment Income Explanatory (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	€ 550	€ 411
Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	1,283	1,153
Dividend income [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	1,257	1,115
Rental income [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	26	38
Insurance Contracts With Direct Participating Features [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	845	701
Insurance Contracts With Direct Participating Features [Member] | Dividend income [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	828	680
Insurance Contracts With Direct Participating Features [Member] | Rental income [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	17	20
Insurance Contracts Without Direct Participating Features [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	11	31
Insurance Contracts Without Direct Participating Features [Member] | Dividend income [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	12	28
Insurance Contracts Without Direct Participating Features [Member] | Rental income [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	(2)	4
Investment Contracts With Direct Participating Features [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	427	421
Investment Contracts With Direct Participating Features [Member] | Dividend income [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	417	407
Investment Contracts With Direct Participating Features [Member] | Rental income [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Other Investment Income [Line Items]
Other Investment Income	€ 11	€ 14